Distribution Date:	08/17/26	BANK 2024-BNK48
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2024-BNK48

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		Attention: Jane Lam	jane.lam@morganstanley.com;
				cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
Exchangeable Certificate Detail	6	Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Factor Detail	7		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Additional Information	8
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Cash Flows	9	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Balances	10		Attention: CMBS Servicing	commercial.servicing@trimont.com
Current Mortgage Loan and Property Stratification	11-15		One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Mortgage Loan Detail (Part 1)	16-17	NCB Master Servicer & NCB	National Cooperative Bank, N.A.
		Special Servicer
Mortgage Loan Detail (Part 2)	18-19
			Attention: Tom Klump, Chief Operating Officer	tklump@ncb.coop
Principal Prepayment Detail	20		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Historical Detail	21	Special Servicer	LNR Partners, LLC
Delinquency Loan Detail	22		Attention: Heather Bennett and Arnold Shulkin	hbennett@starwood.com; AShulkin@lnrpartners.com;
Collateral Stratification and Historical Detail	23			lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Specially Serviced Loan Detail - Part 1	24
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 2	25	Representations Reviewer
Modified Loan Detail	26		Attention: BANK 2024-BNK48 Surveillance Manager	cmbs.notices@parkbridgefinancial.com
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Liquidated Loan Detail	27
		Trustee	Computershare Trust Company, N.A.
Historical Bond / Collateral Loss Reconciliation Detail	28
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Interest Shortfall Detail - Collateral Level	29			trustadministrationgroup@computershare.com
Supplemental Notes	30		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		NCB Co-Trustee	Deutsche Bank National Trust Company
			Attention: Trust Administration
			1761 East St. Andrew Place | Santa Ana, CA 92705-4934 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541GAA5	4.333000%	10,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	06541GAB3	4.971000%	14,800,000.00	14,800,000.00	0.00	61,309.00	0.00	0.00	61,309.00	14,800,000.00	30.51%	30.00%
A-4	06541GAC1	4.775000%	112,550,000.00	105,955,466.25	157,001.53	421,614.46	0.00	0.00	578,615.99	105,798,464.72	30.51%	30.00%
A-5	06541GAH0	5.053000%	600,489,000.00	600,489,000.00	0.00	2,528,559.10	0.00	0.00	2,528,559.10	600,489,000.00	30.51%	30.00%
A-S	06541GAQ0	5.355000%	156,983,000.00	156,983,000.00	0.00	700,536.64	0.00	0.00	700,536.64	156,983,000.00	15.38%	15.13%
B	06541GAV9	5.657000%	42,213,000.00	42,213,000.00	0.00	198,999.12	0.00	0.00	198,999.12	42,213,000.00	11.31%	11.13%
C	06541GBB2	6.086257%	29,022,000.00	29,022,000.00	0.00	147,196.13	0.00	0.00	147,196.13	29,022,000.00	8.52%	8.38%
D	06541GBK2	4.000000%	15,830,000.00	15,830,000.00	0.00	52,766.67	0.00	0.00	52,766.67	15,830,000.00	6.99%	6.88%
E	06541GBL0	4.500000%	10,554,000.00	10,554,000.00	0.00	39,577.50	0.00	0.00	39,577.50	10,554,000.00	5.97%	5.88%
F	06541GBM8	4.500000%	17,149,000.00	17,149,000.00	0.00	64,308.75	0.00	0.00	64,308.75	17,149,000.00	4.32%	4.25%
G-RR	06541GCA3	6.357257%	11,873,000.00	11,873,000.00	0.00	62,899.76	0.00	0.00	62,899.76	11,873,000.00	3.18%	3.13%
H-RR	06541GCB1	6.357257%	32,979,718.00	32,979,718.00	0.00	174,717.12	0.00	0.00	174,717.12	32,979,718.00	0.00%	0.00%
RR Interest	06541GCC9	6.357257%	35,450,789.00	34,863,117.32	5,273.95	184,694.83	0.00	0.00	189,968.78	34,857,843.37	0.00%	0.00%
SOHO	06541GBS5	5.709890%	25,000,000.00	25,000,000.00	0.00	118,956.04	0.00	0.00	118,956.04	25,000,000.00	0.00%	0.00%
SOHO RR	N/A	5.709890%	1,500,000.00	1,500,000.00	0.00	7,137.36	0.00	0.00	7,137.36	1,500,000.00	0.00%	0.00%
SOHO R	N/A	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	06541GCF2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06541GBR7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,117,293,507.00	1,099,211,301.57	162,275.48	4,763,272.48	0.00	0.00	4,925,547.96	1,099,049,026.09

X-A	06541GAN7	1.346780%	738,739,000.00	721,244,466.25	0.00	809,464.48	0.00	0.00	809,464.48	721,087,464.72
X-B	06541GAP2	0.853404%	228,218,000.00	228,218,000.00	0.00	162,301.85	0.00	0.00	162,301.85	228,218,000.00
X-D	06541GBG1	2.357257%	15,830,000.00	15,830,000.00	0.00	31,096.15	0.00	0.00	31,096.15	15,830,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	06541GBH9	1.857257%	10,554,000.00	10,554,000.00	0.00	16,334.58	0.00	0.00	16,334.58	10,554,000.00
X-F	06541GBJ5	1.857257%	17,149,000.00	17,149,000.00	0.00	26,541.75	0.00	0.00	26,541.75	17,149,000.00
Notional SubTotal			1,010,490,000.00	992,995,466.25	0.00	1,045,738.81	0.00	0.00	1,045,738.81	992,838,464.72

Deal Distribution Total					162,275.48	5,809,011.29	0.00	0.00	5,971,286.77

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541GAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	06541GAB3	1,000.00000000	0.00000000	4.14250000	0.00000000	0.00000000	0.00000000	0.00000000	4.14250000	1,000.00000000
A-4	06541GAC1	941.40796313	1.39494918	3.74601919	0.00000000	0.00000000	0.00000000	0.00000000	5.14096837	940.01301395
A-5	06541GAH0	1,000.00000000	0.00000000	4.21083334	0.00000000	0.00000000	0.00000000	0.00000000	4.21083334	1,000.00000000
A-S	06541GAQ0	1,000.00000000	0.00000000	4.46250002	0.00000000	0.00000000	0.00000000	0.00000000	4.46250002	1,000.00000000
B	06541GAV9	1,000.00000000	0.00000000	4.71416673	0.00000000	0.00000000	0.00000000	0.00000000	4.71416673	1,000.00000000
C	06541GBB2	1,000.00000000	0.00000000	5.07188099	0.00000000	0.00000000	0.00000000	0.00000000	5.07188099	1,000.00000000
D	06541GBK2	1,000.00000000	0.00000000	3.33333354	0.00000000	0.00000000	0.00000000	0.00000000	3.33333354	1,000.00000000
E	06541GBL0	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
F	06541GBM8	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
G-RR	06541GCA3	1,000.00000000	0.00000000	5.29771414	0.00000000	0.00000000	0.00000000	0.00000000	5.29771414	1,000.00000000
H-RR	06541GCB1	1,000.00000000	0.00000000	5.29771419	0.00000000	0.00678174	0.00000000	0.00000000	5.29771419	1,000.00000000
RR Interest	06541GCC9	983.42288856	0.14876820	5.20989335	0.00000000	0.00021184	0.00000000	0.00000000	5.35866155	983.27412036
SOHO	06541GBS5	1,000.00000000	0.00000000	4.75824160	0.00000000	0.00000000	0.00000000	0.00000000	4.75824160	1,000.00000000
SOHO RR	N/A	1,000.00000000	0.00000000	4.75824000	0.00000000	0.00000000	0.00000000	0.00000000	4.75824000	1,000.00000000
SOHO R	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	06541GCF2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06541GBR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06541GAN7	976.31838342	0.00000000	1.09573812	0.00000000	0.00000000	0.00000000	0.00000000	1.09573812	976.10585703
X-B	06541GAP2	1,000.00000000	0.00000000	0.71117024	0.00000000	0.00000000	0.00000000	0.00000000	0.71117024	1,000.00000000
X-D	06541GBG1	1,000.00000000	0.00000000	1.96438092	0.00000000	0.00000000	0.00000000	0.00000000	1.96438092	1,000.00000000
X-E	06541GBH9	1,000.00000000	0.00000000	1.54771461	0.00000000	0.00000000	0.00000000	0.00000000	1.54771461	1,000.00000000
X-F	06541GBJ5	1,000.00000000	0.00000000	1.54771415	0.00000000	0.00000000	0.00000000	0.00000000	1.54771415	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	61,309.00	0.00	61,309.00	0.00	0.00	0.00	61,309.00	0.00
A-4	07/01/26 - 07/30/26	30	0.00	421,614.46	0.00	421,614.46	0.00	0.00	0.00	421,614.46	0.00
A-5	07/01/26 - 07/30/26	30	0.00	2,528,559.10	0.00	2,528,559.10	0.00	0.00	0.00	2,528,559.10	0.00
X-A	07/01/26 - 07/30/26	30	0.00	809,464.48	0.00	809,464.48	0.00	0.00	0.00	809,464.48	0.00
X-B	07/01/26 - 07/30/26	30	0.00	162,301.85	0.00	162,301.85	0.00	0.00	0.00	162,301.85	0.00
A-S	07/01/26 - 07/30/26	30	0.00	700,536.64	0.00	700,536.64	0.00	0.00	0.00	700,536.64	0.00
B	07/01/26 - 07/30/26	30	0.00	198,999.12	0.00	198,999.12	0.00	0.00	0.00	198,999.12	0.00
C	07/01/26 - 07/30/26	30	0.00	147,196.13	0.00	147,196.13	0.00	0.00	0.00	147,196.13	0.00
X-D	07/01/26 - 07/30/26	30	0.00	31,096.15	0.00	31,096.15	0.00	0.00	0.00	31,096.15	0.00
X-E	07/01/26 - 07/30/26	30	0.00	16,334.58	0.00	16,334.58	0.00	0.00	0.00	16,334.58	0.00
X-F	07/01/26 - 07/30/26	30	0.00	26,541.75	0.00	26,541.75	0.00	0.00	0.00	26,541.75	0.00
D	07/01/26 - 07/30/26	30	0.00	52,766.67	0.00	52,766.67	0.00	0.00	0.00	52,766.67	0.00
E	07/01/26 - 07/30/26	30	0.00	39,577.50	0.00	39,577.50	0.00	0.00	0.00	39,577.50	0.00
F	07/01/26 - 07/30/26	30	0.00	64,308.75	0.00	64,308.75	0.00	0.00	0.00	64,308.75	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	62,899.76	0.00	62,899.76	0.00	0.00	0.00	62,899.76	0.00
H-RR	07/01/26 - 07/30/26	30	222.48	174,717.12	0.00	174,717.12	0.00	0.00	0.00	174,717.12	223.66
RR Interest	07/01/26 - 07/30/26	30	7.47	184,694.83	0.00	184,694.83	0.00	0.00	0.00	184,694.83	7.51
SOHO	07/01/26 - 07/30/26	30	0.00	118,956.04	0.00	118,956.04	0.00	0.00	0.00	118,956.04	0.00
SOHO RR	07/01/26 - 07/30/26	30	0.00	7,137.36	0.00	7,137.36	0.00	0.00	0.00	7,137.36	0.00
Totals			229.95	5,809,011.29	0.00	5,809,011.29	0.00	0.00	0.00	5,809,011.29	231.17

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-4(EC)	N/A	4.775000%	112,550,000.00	105,955,466.25	157,001.53	421,614.46	0.00	0.00	578,615.99	105,798,464.72
A-4-1	06541GAD9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06541GAE7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06541GAF4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	06541GAG2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (EC)	N/A	5.053000%	600,489,000.00	600,489,000.00	0.00	2,528,559.10	0.00	0.00	2,528,559.10	600,489,000.00
A-5-1	06541GAJ6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	06541GAK3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	06541GAL1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	06541GAM9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	5.355000%	156,983,000.00	156,983,000.00	0.00	700,536.64	0.00	0.00	700,536.64	156,983,000.00
A-S-1	06541GAR8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06541GAS6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06541GAT4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06541GAU1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	5.657000%	42,213,000.00	42,213,000.00	0.00	198,999.12	0.00	0.00	198,999.12	42,213,000.00
B-1	06541GAW7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06541GAX5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06541GAY3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06541GAZ0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	6.086257%	29,022,000.00	29,022,000.00	0.00	147,196.13	0.00	0.00	147,196.13	29,022,000.00
C-1	06541GBC0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06541GBD8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06541GBE6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06541GBF3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			941,257,000.00	934,662,466.25	157,001.53	3,996,905.45	0.00	0.00	4,153,906.98	934,505,464.72

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-4-1	06541GAD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	06541GAE7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-1	06541GAJ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-2	06541GAK3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	06541GAR8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06541GAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	06541GAW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06541GAX5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	06541GBC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06541GBD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-4-X1	06541GAF4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	06541GAG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X1	06541GAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X2	06541GAM9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06541GAT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06541GAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06541GAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06541GAZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06541GBE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06541GBF3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	5,971,286.77
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,826,220.98	Master Servicing Fee	7,011.23
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,498.51
Interest Adjustments	0.00	Trustee Fee	850.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	473.27
ARD Interest	0.00	Operating Advisor Fee	1,164.25
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	212.46
Interest Reserve Withdrawal (Pooled)	0.00
Interest Reserve Withdrawal (Non-Pooled)	0.00
Total Interest Collected	5,826,220.98	Total Fees	17,209.71

Principal		Expenses/Reimbursements
Scheduled Principal	162,275.48	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	162,275.48	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00
		Interest Reserve Deposit - SOHO	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,809,011.29
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	162,275.48
Gain on Sale Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Gain on Sale Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,971,286.77
Total Funds Collected	5,988,496.46	Total Funds Distributed	5,988,496.48

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation			Certificate Reconciliation
	Pooled	Non-Pooled	Total		Total
Beginning Scheduled Collateral Balance	1,072,711,302.03	26,500,000.00	1,099,211,302.03	Beginning Certificate Balance	1,099,211,301.57
(-) Scheduled Principal Collections	162,275.48	0.00	162,275.48	(-) Principal Distributions	162,275.48
(-) Unscheduled Principal Collections	0.00	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	0.00	Principal Used to Pay Interest	0.00
				Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,072,549,026.55	26,500,000.00	1,099,049,026.55	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,072,711,302.03	26,500,000.00	1,099,211,302.03	Ending Certificate Balance	1,099,049,026.09
Ending Actual Collateral Balance	1,072,549,026.55	26,500,000.00	1,099,049,026.55

	NRA/WODRA Reconciliation			Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from		Workout Delayed Reimbursement of Advances
	Principal		(WODRA) from Principal	Beginning UC / (OC)	(0.46)
Beginning Cumulative Advances	0.00		0.00	UC / (OC) Change	0.00
Current Period Advances	0.00		0.00	Ending UC / (OC)	(0.46)
Ending Cumulative Advances	0.00		0.00	Net WAC Rate	6.36%
				UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.					Page 10 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	21	120,031,727.00	11.19%	96	6.4057	1.738946	1.49 or less	19	315,115,567.92	29.38%	97	6.3120	1.155156
10,000,001 to 20,000,000	12	192,398,384.77	17.94%	96	6.1261	2.250177	1.50 to 1.74	8	231,487,534.46	21.58%	97	6.7532	1.572414
20,000,001 to 40,000,000	8	222,636,540.50	20.76%	96	6.2081	2.017680	1.75 to 1.99	4	162,800,000.00	15.18%	97	5.7872	1.879696
40,000,001 to 60,000,000	3	147,000,000.00	13.71%	97	6.5196	1.610768	2.00 to 2.24	1	9,500,000.00	0.89%	96	6.6000	2.098000
60,000,001 to 85,000,000	4	300,482,374.28	28.02%	97	5.8043	1.736366	2.25 to 2.74	11	248,031,741.75	23.13%	96	5.8647	2.523906
85,000,001 or greater	1	90,000,000.00	8.39%	97	6.5100	1.605300	2.75 or greater	6	105,614,182.42	9.85%	96	5.7404	2.972325
Totals	49	1,072,549,026.55	100.00%	97	6.1704	1.859007	Totals	49	1,072,549,026.55	100.00%	97	6.1704	1.859007
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	1,203,679.00	0.11%	98	5.6500	2.305300	Virginia	1	8,919,894.93	0.83%	98	5.6500	2.305300
Arizona	1	1,621,799.08	0.15%	98	5.6500	2.305300	Washington	1	823,569.84	0.08%	98	5.6500	2.305300
California	6	229,628,775.43	21.41%	96	5.8875	2.045130	Washington, DC	1	53,000,000.00	4.94%	97	6.8740	1.543900
Connecticut	1	24,250,000.00	2.26%	98	6.4100	0.985200	Wisconsin	1	2,534,061.06	0.24%	98	5.6500	2.305300
Delaware	1	3,584,355.50	0.33%	97	7.0700	1.724200	Totals	79	1,072,549,026.55	100.00%	97	6.1704	1.859007
Florida	4	38,303,135.25	3.57%	96	6.3488	1.769490
									Property Type³
Georgia	3	21,451,391.16	2.00%	96	6.0863	1.622435
Idaho	1	1,849,864.57	0.17%	98	5.6500	2.305300		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	4	63,010,976.61	5.87%	96	6.8418	1.350735		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	810,899.54	0.08%	98	5.6500	2.305300	Industrial	31	70,482,374.27	6.57%	98	5.6500	2.305300
Kentucky	2	9,291,989.49	0.87%	98	6.9066	0.927507	Lodging	9	305,451,516.05	28.48%	97	6.2878	1.616584
Louisiana	5	7,140,000.00	0.67%	98	6.6000	1.658500	Mixed Use	4	163,050,000.00	15.20%	97	6.6020	1.502989
Maryland	2	50,621,799.08	4.72%	97	5.8242	1.769049	Mobile Home Park	8	24,724,355.50	2.31%	97	6.8888	1.111351
Michigan	4	26,999,957.31	2.52%	97	6.9837	1.625599	Multi-Family	10	43,757,636.33	4.08%	97	6.2169	0.815404
New Jersey	3	59,500,000.00	5.55%	97	5.6393	2.532807	Office	5	191,199,514.91	17.83%	96	5.7920	2.060006
New York	16	192,729,804.09	17.97%	97	6.0630	1.119813	Other	1	14,972,652.85	1.40%	97	7.0200	1.515300
North Carolina	2	107,614,182.42	10.03%	97	6.4298	1.840556	Retail	7	226,510,976.61	21.12%	96	6.0061	2.290676
Ohio	2	7,362,126.55	0.69%	97	6.0686	1.721531	Self Storage	4	32,400,000.00	3.02%	97	6.4021	1.584164
Oklahoma	1	1,419,074.20	0.13%	98	5.6500	2.305300	Totals	79	1,072,549,026.55	100.00%	97	6.1704	1.859007
Pennsylvania	5	19,795,781.33	1.85%	98	5.9529	1.882888
Quebec	1	5,574,934.33	0.52%	98	5.6500	2.305300
South Carolina	1	39,049,367.45	3.64%	95	6.1450	2.593200
Tennessee	2	5,873,953.53	0.55%	98	5.6500	2.305300
Texas	3	83,135,423.51	7.75%	95	6.2445	2.756334
Utah	2	5,448,231.28	0.51%	98	5.6500	2.305300

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.7499% or less	11	386,948,668.82	36.08%	97	5.5646	2.157904	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.7500% to 6.4999%	21	302,299,914.44	28.19%	96	6.1775	2.017608	13 months or greater	49	1,072,549,026.55	100.00%	97	6.1704	1.859007
	6.5000% to 6.9999%	11	330,155,468.76	30.78%	97	6.7197	1.431792	Totals	49	1,072,549,026.55	100.00%	97	6.1704	1.859007
	7.0000% or greater	6	53,144,974.53	4.96%	97	7.1280	1.434587
	Totals	49	1,072,549,026.55	100.00%	97	6.1704	1.859007
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	117 months or less	49	1,072,549,026.55	100.00%	97	6.1704	1.859007	Interest Only	31	903,104,374.28	84.20%	97	6.0985	1.901760
	118 months	0	0.00	0.00%	0	0.0000	0.000000	356 months or less	14	154,348,635.45	14.39%	97	6.6005	1.722191
	119 months	0	0.00	0.00%	0	0.0000	0.000000	357 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	361 months or greater	4	15,096,016.82	1.41%	97	6.0727	0.700184
	Totals	49	1,072,549,026.55	100.00%	97	6.1704	1.859007	Totals	49	1,072,549,026.55	100.00%	97	6.1704	1.859007
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		9	132,262,341.88	12.33%	95	5.9950	2.821973			No outstanding loans in this group
	12 months or less	33	917,014,242.36	85.50%	97	6.1903	1.742182
	13 months to 24 months	7	23,272,442.31	2.17%	97	6.3847	0.989539
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	1,072,549,026.55	100.00%	97	6.1704	1.859007
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	328810001	LO	New York	NY	Actual/360	5.540%	381,644.44	0.00	0.00	N/A	09/01/34	--	80,000,000.00	80,000,000.00	08/01/26
1A	328810101				Actual/360	5.540%	95,411.11	0.00	0.00	N/A	09/01/34	--	20,000,000.00	20,000,000.00	08/01/26
2	328810002	MU	Asheville	NC	Actual/360	6.510%	504,525.00	0.00	0.00	N/A	09/06/34	--	90,000,000.00	90,000,000.00	08/06/26
3	328810003	IN	Various	Various	Actual/360	5.650%	342,916.33	0.00	0.00	N/A	10/06/34	--	70,482,374.28	70,482,374.28	08/06/26
4	300802478	OF	San Francisco	CA	Actual/360	5.506%	403,008.61	0.00	0.00	09/06/34	03/06/38	--	85,000,000.00	85,000,000.00	08/06/26
5	310967470	RT	Grapevine	TX	Actual/360	6.264%	53,940.00	0.00	0.00	N/A	07/01/34	--	10,000,000.00	10,000,000.00	08/01/26
5A	310968329				Actual/360	6.264%	59,334.00	0.00	0.00	N/A	07/01/34	--	11,000,000.00	11,000,000.00	08/01/26
5B	310968330				Actual/360	6.264%	53,940.00	0.00	0.00	N/A	07/01/34	--	10,000,000.00	10,000,000.00	08/01/26
5C	328690002				Actual/360	6.264%	188,790.00	0.00	0.00	N/A	07/01/34	--	35,000,000.00	35,000,000.00	08/01/26
5D	328690102				Actual/360	6.264%	51,243.00	0.00	0.00	N/A	07/01/34	--	9,500,000.00	9,500,000.00	08/01/26
5E	328690202				Actual/360	6.264%	26,970.00	0.00	0.00	N/A	07/01/34	--	5,000,000.00	5,000,000.00	08/01/26
6	241012653	LO	La Jolla	CA	Actual/360	6.687%	374,286.25	0.00	0.00	N/A	08/01/34	--	65,000,000.00	65,000,000.00	08/01/26
7	328810007	LO	Washington	DC	Actual/360	6.874%	313,721.72	0.00	0.00	N/A	09/06/34	--	53,000,000.00	53,000,000.00	08/06/26
8	310968396	RT	Germantown	MD	Actual/360	5.830%	245,993.61	0.00	0.00	N/A	09/11/34	--	49,000,000.00	49,000,000.00	08/11/26
9	328810009	OF	Irvine	CA	Actual/360	5.626%	125,959.89	0.00	0.00	N/A	07/11/34	--	26,000,000.00	26,000,000.00	08/11/26
9A	328810109				Actual/360	5.626%	96,892.22	0.00	0.00	N/A	07/11/34	--	20,000,000.00	20,000,000.00	08/11/26
10	328671002	MU	Chicago	IL	Actual/360	6.853%	265,553.75	0.00	0.00	N/A	08/06/34	--	45,000,000.00	45,000,000.00	08/06/26
11	310968875	LO	Myrtle Beach	SC	Actual/360	6.145%	155,118.90	27,552.45	0.00	N/A	07/11/34	--	29,314,578.04	29,287,025.59	08/11/26
11A	328690003				Actual/360	6.145%	51,706.30	9,184.15	0.00	N/A	07/11/34	--	9,771,526.03	9,762,341.88	08/11/26
12	301271917	OF	Various	NY	Actual/360	6.975%	181,726.47	56,713.48	0.00	N/A	09/06/34	--	30,256,228.39	30,199,514.91	08/06/26
13	310968537	OF	Newport Beach	CA	Actual/360	5.666%	87,823.00	0.00	0.00	N/A	07/11/34	--	18,000,000.00	18,000,000.00	08/11/26
13A	303281073				Actual/360	5.666%	58,548.67	0.00	0.00	N/A	07/11/34	--	12,000,000.00	12,000,000.00	08/11/26
14	241013358	RT	Morris Plains	NJ	Actual/360	5.470%	141,308.33	0.00	0.00	N/A	10/01/34	--	30,000,000.00	30,000,000.00	08/01/26
15	241012484	RT	Miami	FL	Actual/360	6.470%	139,284.72	0.00	0.00	N/A	07/01/34	--	25,000,000.00	25,000,000.00	08/01/26
16	328810016	MU	Hamden	CT	Actual/360	6.410%	133,853.26	0.00	0.00	N/A	10/06/34	--	24,250,000.00	24,250,000.00	08/06/26
17	328810017	SS	Various	Various	Actual/360	6.320%	124,626.89	0.00	0.00	N/A	09/06/34	--	22,900,000.00	22,900,000.00	08/06/26
18	328810018	RT	Jersey City	NJ	Actual/360	5.437%	93,637.22	0.00	0.00	N/A	09/01/34	--	20,000,000.00	20,000,000.00	08/01/26
19	328810019	RT	Austell	GA	Actual/360	6.170%	95,635.00	0.00	0.00	N/A	08/06/34	--	18,000,000.00	18,000,000.00	08/06/26

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						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
20	310967442	LO	Charlotte	NC	Actual/360	6.020%	91,396.81	16,753.84	0.00	N/A	10/11/34	--	17,630,936.26	17,614,182.42	08/11/26
21	328810021	98	Brooklyn	NY	Actual/360	7.020%	90,576.71	11,086.84	0.00	N/A	09/06/34	--	14,983,739.69	14,972,652.85	08/06/26
22	300802467	MH	Worth	IL	Actual/360	6.990%	84,264.72	0.00	0.00	N/A	08/01/34	--	14,000,000.00	14,000,000.00	07/01/26
23	300802479	LO	Ann Arbor	MI	Actual/360	7.420%	88,101.32	9,022.94	0.00	N/A	10/01/34	--	13,788,572.44	13,779,549.50	08/01/26
24	328810024	MF	Bronx	NY	Actual/360	6.553%	73,537.77	0.00	0.00	N/A	08/06/34	--	13,032,000.00	13,032,000.00	08/06/26
25	410966925	SS	Jersey City	NJ	Actual/360	6.600%	53,991.67	0.00	0.00	N/A	08/11/34	--	9,500,000.00	9,500,000.00	08/11/26
26	470142070	MF	Yonkers	NY	Actual/360	5.890%	45,189.26	3,641.59	0.00	N/A	10/01/34	--	8,909,651.32	8,906,009.73	08/01/26
27	328810027	LO	Grandville	MI	Actual/360	7.000%	51,928.51	6,451.78	0.00	N/A	08/06/34	--	8,614,868.46	8,608,416.68	08/06/26
28	241013168	LO	Florence	KY	Actual/360	7.040%	50,922.67	0.00	0.00	N/A	10/01/34	--	8,400,000.00	8,400,000.00	08/01/26
29	328810029	MH	Various	LA	Actual/360	6.600%	40,579.00	0.00	0.00	N/A	10/01/34	--	7,140,000.00	7,140,000.00	08/01/26
30	470142040	MF	Lynbrook	NY	Actual/360	6.140%	33,679.70	5,878.06	0.00	N/A	10/01/34	--	6,370,018.63	6,364,140.57	08/01/26
31	470141850	MF	New York	NY	Actual/360	5.740%	27,046.35	5,598.16	0.00	N/A	09/01/34	--	5,471,892.70	5,466,294.54	08/01/26
32	241013398	RT	Bolingbrook	IL	Actual/360	6.200%	21,433.79	3,677.44	0.00	N/A	09/01/34	--	4,014,654.05	4,010,976.61	08/01/26
33	300802465	MU	New York	NY	Actual/360	7.034%	23,016.81	0.00	0.00	N/A	07/01/34	--	3,800,000.00	3,800,000.00	08/01/26
34	410966659	MH	Millsboro	DE	Actual/360	7.070%	21,837.69	2,617.69	0.00	N/A	09/11/34	--	3,586,973.19	3,584,355.50	08/11/26
35	470141670	MF	Bronx	NY	Actual/360	6.130%	14,112.28	988.89	0.00	N/A	09/01/34	--	2,673,482.86	2,672,493.97	08/01/26
36	470141610	MF	Bronx	NY	Actual/360	6.610%	10,157.14	522.45	0.00	N/A	08/01/34	--	1,784,476.30	1,783,953.85	08/01/26
37	470141890	MF	Brooklyn	NY	Actual/360	6.370%	9,512.19	571.67	0.00	N/A	09/01/34	--	1,734,130.94	1,733,559.27	08/01/26
38	470141290	MF	New York	NY	Actual/360	6.520%	8,421.67	0.00	0.00	N/A	09/01/34	--	1,500,000.00	1,500,000.00	08/01/26
39	470141720	MF	New Rochelle	NY	Actual/360	6.440%	6,789.00	1,062.59	0.00	N/A	08/01/34	--	1,224,223.15	1,223,160.56	08/01/26
40	470141800	MF	New York	NY	Actual/360	6.370%	5,907.51	951.46	0.00	N/A	08/01/34	--	1,076,975.30	1,076,023.84	08/01/26
Totals							5,699,801.26	162,275.48	0.00				1,072,711,302.03	1,072,549,026.55
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	47,340,759.00	4,511,427.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	9,348,801.00	9,536,318.73	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	19,220,910.15	4,555,279.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	26,887,852.00	6,119,681.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	46,128,205.60	11,433,644.71	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	13,097,324.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	7,232,538.65	6,373,146.64	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,797,995.21	2,645,473.32	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	20,027,677.12	19,568,207.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	21,894,474.92	19,883,111.38	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	20,951,486.13	20,557,609.82	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,130,795.34	645,918.37	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	14,098,389.81	2,935,739.53	07/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	4,194,645.86	1,146,129.45	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,130,911.08	1,617,335.38	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,821,048.71	399,475.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,272,163.76	502,148.79	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	28,519,064.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,491,928.26	893,361.04	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
20	4,560,924.83	4,519,190.69	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,350,329.00	473,269.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	680,329.12	0.00	--	--	--	0.00	0.00	84,204.44	84,204.44	0.00	0.00
23	1,994,923.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,177,564.60	571,032.49	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,392,878.96	675,165.01	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	608,433.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,105,190.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	569,705.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	655,879.84	400,312.52	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	444,575.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	103,082.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	505,652.64	128,354.95	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	271,535.94	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	255,580.67	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	(4,088.58)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	74,223.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	31,356.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	(67,300.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	71,890.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	58,859.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	312,901,379.57	120,618,447.43				0.00	0.00	84,204.44	84,204.44	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.170398%	6.152122%	97
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.170462%	6.152184%	98
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.170535%	6.152257%	99
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.170598%	6.152318%	100
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.170671%	6.152390%	101
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	11,832,889.92	0	0.00	6.170732%	6.152451%	102
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.165148%	6.146906%	103
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.165209%	6.146966%	104
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.165269%	6.147025%	105
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.165340%	6.147095%	106
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.165399%	6.147154%	107
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.165469%	6.147222%	108
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
22	300802467	07/01/26	0	B	84,204.44	84,204.44	0.00	14,000,000.00
Totals					84,204.44	84,204.44	0.00	14,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,072,549,027	1,072,549,027	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,072,549,027	1,072,549,027	0	0	0	0
Jul-26	1,072,711,302	1,072,711,302	0	0	0	0
Jun-26	1,072,901,765	1,072,901,765	0	0	0	0
May-26	1,073,062,051	1,073,062,051	0	0	0	0
Apr-26	1,073,250,600	1,073,250,600	0	0	0	0
Mar-26	1,073,408,919	1,073,408,919	0	0	0	0
Feb-26	1,085,486,954	1,085,486,954	0	0	0	0
Jan-26	1,085,642,999	1,085,642,999	0	0	0	0
Dec-25	1,085,798,163	1,085,798,163	0	0	0	0
Nov-25	1,085,981,782	1,085,981,782	0	0	0	0
Oct-25	1,086,135,036	1,086,135,036	0	0	0	0
Sep-25	1,086,316,817	1,086,316,817	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

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